DERIVATIVES	12 Months Ended
Jun. 30, 2015
DERIVATIVES

NOTE 5 — DERIVATIVES

We use derivative instruments to manage risks related to foreign currencies, equity prices, interest rates, and credit; to enhance investment returns; and to facilitate portfolio diversification. Our objectives for holding derivatives include reducing, eliminating, and efficiently managing the economic impact of these exposures as effectively as possible.

Our derivative programs include strategies that both qualify and do not qualify for hedge accounting treatment. All notional amounts presented below are measured in U.S. dollar equivalents.

Foreign Currency

Certain forecasted transactions, assets, and liabilities are exposed to foreign currency risk. We monitor our foreign currency exposures daily to maximize the economic effectiveness of our foreign currency hedge positions. Option and forward contracts are used to hedge a portion of forecasted international revenue for up to three years in the future and are designated as cash flow hedging instruments. Principal currencies hedged include the euro, Japanese yen, British pound, Canadian dollar, and Australian dollar. As of June 30, 2015 and June 30, 2014, the total notional amounts of these foreign exchange contracts sold were $9.8 billion and $4.9 billion, respectively.

Foreign currency risks related to certain non-U.S. dollar denominated securities are hedged using foreign exchange forward contracts that are designated as fair value hedging instruments. As of June 30, 2015 and June 30, 2014, the total notional amounts of these foreign exchange contracts sold were $5.3 billion and $3.1 billion, respectively.

Certain options and forwards not designated as hedging instruments are also used to manage the variability in foreign exchange rates on certain balance sheet amounts and to manage other foreign currency exposures. As of June 30, 2015, the total notional amounts of these foreign exchange contracts purchased and sold were $9.7 billion and $11.0 billion, respectively. As of June 30, 2014, the total notional amounts of these foreign exchange contracts purchased and sold were $6.2 billion and $8.5 billion, respectively.

Equity

Securities held in our equity and other investments portfolio are subject to market price risk. Market price risk is managed relative to broad-based global and domestic equity indices using certain convertible preferred investments, options, futures, and swap contracts not designated as hedging instruments. From time to time, to hedge our price risk, we may use and designate equity derivatives as hedging instruments, including puts, calls, swaps, and forwards. As of June 30, 2015, the total notional amounts of equity contracts purchased and sold for managing market price risk were $2.2 billion and $2.6 billion, respectively, of which $1.1 billion and $1.4 billion, respectively, were designated as hedging instruments. As of June 30, 2014, the total notional amounts of equity contracts purchased and sold for managing market price risk were $1.9 billion and $1.9 billion, respectively, of which $362 million and $420 million, respectively, were designated as hedging instruments.

Interest Rate

Securities held in our fixed-income portfolio are subject to different interest rate risks based on their maturities. We manage the average maturity of our fixed-income portfolio to achieve economic returns that correlate to certain broad-based fixed-income indices using exchange-traded option and futures contracts and over-the-counter swap and option contracts, none of which are designated as hedging instruments. As of June 30, 2015, the total notional amounts of fixed-interest rate contracts purchased and sold were $1.0 billion and $3.2 billion, respectively. As of June 30, 2014, the total notional amounts of fixed-interest rate contracts purchased and sold were $1.7 billion and $936 million, respectively.

In addition, we use “To Be Announced” forward purchase commitments of mortgage-backed assets to gain exposure to agency mortgage-backed securities. These meet the definition of a derivative instrument in cases where physical delivery of the assets is not taken at the earliest available delivery date. As of June 30, 2015 and 2014, the total notional derivative amounts of mortgage contracts purchased were $812 million and $1.1 billion, respectively.

Credit

Our fixed-income portfolio is diversified and consists primarily of investment-grade securities. We use credit default swap contracts, not designated as hedging instruments, to manage credit exposures relative to broad-based indices and to facilitate portfolio diversification. We use credit default swaps as they are a low-cost method of managing exposure to individual credit risks or groups of credit risks. As of June 30, 2015, the total notional amounts of credit contracts purchased and sold were $618 million and $430 million, respectively. As of June 30, 2014, the total notional amounts of credit contracts purchased and sold were $550 million and $440 million, respectively.

Commodity

We use broad-based commodity exposures to enhance portfolio returns and to facilitate portfolio diversification. We use swaps, futures, and option contracts, not designated as hedging instruments, to generate and manage exposures to broad-based commodity indices. We use derivatives on commodities as they can be low-cost alternatives to the purchase and storage of a variety of commodities, including, but not limited to, precious metals, energy, and grain. As of June 30, 2015, the total notional amounts of commodity contracts purchased and sold were $882 million and $316 million, respectively. As of June 30, 2014, the total notional amounts of commodity contracts purchased and sold were $1.4 billion and $408 million, respectively.

Credit-Risk-Related Contingent Features

Certain of our counterparty agreements for derivative instruments contain provisions that require our issued and outstanding long-term unsecured debt to maintain an investment grade credit rating and require us to maintain minimum liquidity of $1.0 billion. To the extent we fail to meet these requirements, we will be required to post collateral, similar to the standard convention related to over-the-counter derivatives. As of June 30, 2015, our long-term unsecured debt rating was AAA, and cash investments were in excess of $1.0 billion. As a result, no collateral was required to be posted.

Fair Values of Derivative Instruments

The following table presents the fair values of derivative instruments designated as hedging instruments (“designated hedge derivatives”) and not designated as hedging instruments (“non-designated hedge derivatives”). The fair values exclude the impact of netting derivative assets and liabilities when a legally enforceable master netting agreement exists and fair value adjustments related to our own credit risk and counterparty credit risk:

	June 30, 2015				June 30, 2014

	Assets			Liabilities	Assets			Liabilities

(In millions)	Short-term Investments	Other Current Assets	Equity and Other Investments	Other Current Liabilities	Short-term Investments	Other Current Assets	Equity and Other Investments	Other Current Liabilities

Non-designated Hedge Derivatives

Foreign exchange contracts	$17	$167	$0	$(79)	$10	$39	$0	$(97)
Equity contracts	148	0	0	(18)	177	0	0	(21)
Interest rate contracts	7	0	0	(12)	17	0	0	(12)
Credit contracts	16	0	0	(9)	24	0	0	(13)
Commodity contracts	0	0	0	0	15	0	0	(1)

Total	$188	$167	$0	$(118)	$243	$39	$0	$(144)

Designated Hedge Derivatives

Foreign exchange contracts	$56	$552	$0	$(31)	$1	$70	$0	$(15)
Equity contracts	0	0	25	(69)	0	0	7	(125)

Total	$56	$552	$25	$(100)	$1	$70	$7	$(140)

Total gross amounts of derivatives	$244	$719	$25	$(218)	$244	$109	$7	$(284)

Gross derivatives either offset or subject to an enforceable master netting agreement	$126	$719	$25	$(218)	$99	$109	$7	$(284)
Gross amounts of derivatives offset in the balance sheet	(66)	(71)	(25)	161	(77)	(71)	(7)	155

Net amounts presented in the balance sheet	60	648	0	(57)	22	38	0	(129)
Gross amounts of derivatives not offset in the balance sheet	0	0	0	0	0	0	0	0
Cash collateral received	0	0	0	(456)	0	0	0	0

Net amount	$60	$648	$0	$(513)	$22	$38	$0	$(129)

See also Note 4 – Investments and Note 6 – Fair Value Measurements.

Fair Value Hedge Gains (Losses)

We recognized in other income (expense), net the following gains (losses) on contracts designated as fair value hedges and their related hedged items:

(In millions)

Year Ended June 30,	2015	2014	2013

Foreign Exchange Contracts

Derivatives	$741	$(14)	$70
Hedged items	(725)	6	(69)

Total amount of ineffectiveness	$16	$(8)	$1

Equity Contracts

Derivatives	$(107)	$(110)	$0
Hedged items	107	110	0

Total amount of ineffectiveness	$0	$0	$0

Amount of equity contracts excluded from effectiveness assessment	$0	$(9)	$0

Cash Flow Hedge Gains (Losses)

We recognized the following gains (losses) on foreign exchange contracts designated as cash flow hedges (our only cash flow hedges during the periods presented):

(In millions)

Year Ended June 30,	2015	2014	2013

Effective Portion

Gains recognized in OCI (net of tax effects of $35, $2 and $54)	$1,152	$63	$101
Gains reclassified from AOCI into revenue	$608	$104	$195

Amount Excluded from Effectiveness Assessment and Ineffective Portion

Losses recognized in other income (expense), net	$(346)	$(239)	$(168)

We estimate that $492 million of net derivative gains included in AOCI at June 30, 2015 will be reclassified into earnings within the following 12 months. No significant amounts of gains (losses) were reclassified from AOCI into earnings as a result of forecasted transactions that failed to occur during fiscal year 2015.

Non-Designated Derivative Gains (Losses)

Gains (losses) from changes in fair values of derivatives that are not designated as hedges are primarily recognized in other income (expense), net. These amounts are shown in the table below, with the exception of gains (losses) on derivatives presented in income statement line items other than other income (expense), net, which were immaterial for the periods presented. Other than those derivatives entered into for investment purposes, such as commodity contracts, the gains (losses) below are generally economically offset by unrealized gains (losses) in the underlying available-for-sale securities and gains (losses) from foreign exchange rate changes on certain balance sheet amounts.

(In millions)

Year Ended June 30,	2015	2014	2013

Foreign exchange contracts	$(483)	$(78)	$18
Equity contracts	(19)	(64)	16
Interest-rate contracts	23	24	(11)
Credit contracts	(1)	13	(3)
Commodity contracts	(223)	71	(42)

Total	$(703)	$(34)	$(22)